Summary of Significant Accounting Policies - Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 144,188,868	$ 128,354,635
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,767,841	7,491,492
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	123,475,784	107,035,758
S&T Bancorp, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,945,243	13,827,385
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	144,188,868	128,354,486
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,767,841	7,491,343
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	123,475,784	107,035,758
Total | S&T Bancorp, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,945,243	13,827,385
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	144,188,868	128,354,486
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,767,841	7,491,343
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	123,475,784	107,035,758
Level 1 | S&T Bancorp, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,945,243	13,827,385
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | S&T Bancorp, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | S&T Bancorp, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0